Restatement of Previously Issued Financial Statements - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities	$ 165,159						$ 165,159		$ 199,728	$ 402,033
Cost of revenue									194,714	120,634	$ 203,732
Net loss	(82,065)	$ (82,886)	$ (82,372)	$ (94,152)	$ (95,720)	$ (74,035)	(247,323)	$ (263,907)	(342,978)	(249,726)	(312,109)
Accumulated deficit	$ 2,504,654						$ 2,504,654		$ 2,257,331	1,914,353
Investigation Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities										24,962
Cost of revenue										(3,054)	20,866
Net loss										3,054	$ (20,866)
Accumulated deficit										$ 24,962		$ 7,100